Jan. 29, 2021
11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-14
Supplement to theFidelity Advisor® Dividend Growth FundClass A, Class M, Class C, Class I and Class ZJanuary 29, 2021Prospectus
11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-14 | Fidelity Advisor® Dividend Growth Fund
Normally investing primarily in companies that currently pay, or have a historical record of paying, dividends.